EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	7.15%	5.78%
Inflation rate	2.91%	2.94%
Salary growth rate	3.06%	3.25%
Pension growth rate	3.03%	3.03%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	7.20%	4.78%
Inflation rate	3.00%	3.00%
Salary growth rate	3.40%	4.00%